Borrowings - Schedule of Analysis of Net Debt Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	£ 34,640	£ 39,281
Cash flows per net debt statement	(3,493)	(3,161)
Foreign exchange	674	(1,338)
Fair value, accrued interest and other	(568)	226
Held for Sale	0	(368)
Net debt, Closing balance	31,253	34,640
Reynolds American
Disclosure Of Detailed Information About Borrowings [Line Items]
Purchase price adjustments relating to acquisition	670	700
Borrowings (excluding lease liabilities)
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	39,232	42,622
Cash flows per net debt statement	(2,387)	(1,638)
Foreign exchange	231	(1,956)
Fair value, accrued interest and other	(711)	204
Held for Sale	0	0
Net debt, Closing balance	36,365	39,232
Lease liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	498	517
Cash flows per net debt statement	(165)	(162)
Foreign exchange	(27)	(25)
Fair value, accrued interest and other	279	168
Held for Sale	0	0
Net debt, Closing balance	585	498
Derivatives in respect of net debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	170	167
Cash flows per net debt statement	(133)	(238)
Foreign exchange	106	564
Fair value, accrued interest and other	(30)	(323)
Held for Sale	0	0
Net debt, Closing balance	113	170
Cash and cash equivalents
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(4,659)	(3,446)
Cash flows per net debt statement	(907)	(1,101)
Foreign exchange	323	30
Fair value, accrued interest and other	(54)	226
Held for Sale	0	(368)
Net debt, Closing balance	(5,297)	(4,659)
Current investments held at fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(601)	(579)
Cash flows per net debt statement	99	(22)
Foreign exchange	41	49
Fair value, accrued interest and other	(52)	(49)
Held for Sale	0	0
Net debt, Closing balance	£ (513)	£ (601)